Stockholders' deficit (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stockholders' deficit [Abstract]
Stockholders' deficit
Note 14 - Stockholders’ deficit
As a result of the reverse acquisition of Better Choice Company and Bona Vida by TruPet in May 2019, the historical TruPet members’ equity (units and incentive units) have been re-cast to reflect the equivalent Better Choice common stock for all periods presented after the transaction. Prior to the transaction in May 2019, TruPet was a limited liability company and as such, the concept of authorized shares was not relevant.
A summary of equity transactions for the nine months ended September 30, 2020 and 2019 is set forth below:
On February 12, 2019, the Company issued 69,115 Series A Preferred Units in a private placement at $2.17 per unit. The proceeds were approximately $0.2 million, net of share issuance costs. On May 6, 2019, all Series A Preferred Shares were converted to 2,460,518 shares of common stock.
On May 6, 2019, the Company acquired 1,011,748 shares of common stock valued at $6.1 million representing its initial 7% investment in TruPet. These shares are recorded as an acquisition of treasury shares.
On May 6, 2019, the Company issued 5,744,991 units for gross proceeds of $3.00 per unit in a PIPE transaction.  Each unit included one share of common stock of Better Choice Company stock and a warrant to purchase an additional share. The funds raised from the PIPE were used to fund the operations of the combined company. Net proceeds of $15.7 million were received in the private placement, allocable between shares of common stock and warrants.
On May 6, 2019, the Company acquired 2,633,678 outstanding shares of Series E, which represented an element of the purchase price and were recorded at fair value (on an as converted into common stock basis) based on the $6.00 per share closing price of Better Choice Company’s shares of common stock as they remained outstanding after the reverse acquisitions discussed in "Note 2 - Acquisitions" above. The Series E has a stated value of $0.99 per share; is convertible to common stock at a price of $0.78 per share.
On May 10, 2019 and May 13, 2019, holders of the Company’s Series E converted 689,394 and 236,364 preferred shares into 875,000 and 300,000 shares of the Company’s common stock, respectively.
Pursuant to the employment agreement of an officer with Bona Vida dated October 29, 2018, the officer was entitled to a $500,000 change of control payment. The officer later agreed to receive 100,000 shares of Better Choice Company common stock. The 100,000 shares of common stock were valued at $6.00 per share, which was the market value as of the date of the May Acquisitions.
On August 28, 2019, the Company issued 1,000,000 shares of Common Stock valued at $3.4 million to iHeartMedia for future advertising to be incurred from August 2019 to August 2021. Refer to "Note 5 - Prepaid expenses and other current assets" for more information.
On January 2, 2020, the Company issued 308,642 shares of common stock to an investor for net proceeds of $0.5 million, net of issuance costs of less than $0.1 million.
On January 13, 2020, the Company issued 72,720 shares of common stock to ABG in connection with the termination of a licensing agreement discussed in "Note 9 - Intangible assets, royalties, and goodwill".
On March 3, 2020, the Company issued 450,000 shares of restricted common stock to three non-employee directors in return for services provided in their capacity as directors.
On March 5, 2020, the Company issued 125,000 shares of common stock for advertising services.
On March 30, 2020, the Company issued 5,956 restricted shares of common stock to an officer of the Company.
On September 22, 2020, the Company issued 200,000 shares of Common Stock in connection with a warrant exercise.
The Company has reserved common stock for future issuance as follows:

	September 30, 2020	December 31, 2019
Conversion of Series E	1,760,903	1,760,903
Exercise of options to purchase common stock	7,241,942	7,791,833
Warrants to purchase common stock	19,898,859	16,981,854
Notes payable	7,346,568	4,437,500
Total	36,248,272	30,972,090
Warrants
On May 6, 2019, in connection with the May Acquisitions, the Company acquired 712,823 warrants to purchase common stock with a weighted average exercise price of $3.90. The Company also issued 5,744,991 warrants with an exercise price of $4.25 on May 6, 2019 as part of the PIPE. Additionally, in connection with the PIPE transaction, the Company issued 220,539 warrants to brokers with an exercise price of $3.00. The warrants are exercisable on the date of issuance and expire 24 months from the date of the consummation of a future IPO.
On September 17, 2019, a Company advisor was issued 2,500,000 warrants with an exercise price of $0.10 and 1,500,000 warrants with an exercise price of $10.00. The warrants were exercisable as follows: 1,250,000 of the warrants with the $0.10 exercise price (the “Tranche 1 Warrants”) were exercisable on the earlier of the twelve-month anniversary of the issuance date or immediately prior to a change in control subject to the advisor’s continued service to the Company; the remaining 1,250,000 of the warrants with the $0.10 exercise price (the “Tranche 2 Warrants”) and the 1,500,000 warrants with the $10.00 exercise price (the Tranche 3 Warrants) were exercisable on the earlier of the eighteen-month anniversary of the issuance date or immediately prior to a change in control subject to the advisor’s continued service to the Company.
On June 1, 2020, the Company entered into a termination agreement (the “Termination Agreement”) with the advisor. Pursuant to the terms of the Termination Agreement, the Tranche 1 Warrants were amended to reduce the number of shares of common stock purchasable thereunder to 1,041,666 shares, and the Tranche 2 Warrants and Tranche 3 Warrants were cancelled. The Tranche 1 Warrants (as amended pursuant to the Termination Agreement) were fully vested as of the date of the termination of the agreement and will remain exercisable until September 17, 2029. Furthermore, if the Company engages in any restricted business line as defined in the Termination Agreement, the Company will issue to the former advisor additional shares of common stock based on formulas intended to compensate the former advisor for the warrants that were reduced or terminated.
In connection with the Termination Agreement, the Company recorded expense of $5.7 million during the nine months ended September 30, 2020. This amount is included in general and administrative expense.
On November 4, 2019, the Company issued 11,000 warrants in connection with the November 2019 Notes. The warrants are exercisable on the date of issuance and expire 24 months from the date of the consummation of a future initial public offering (“IPO”). The warrants carried an initial exercise price equal to the greater of (i) $5.00 per share or (ii) the price at which the common stock of the Company was sold in the IPO.
On December 19, 2019, the Company issued 937,500 warrants in connection with the Seller Notes. The warrants are exercisable on the date of issuance and expire 24 months from the date of the consummation of a future initial public offering (“IPO”). The warrants carried an initial exercise price equal to the greater of (i) $5.00 per share or (ii) the price at which the common stock of the Company was sold in the IPO.
On June 24, 2020, the warrants related to the November 2019 Notes and Seller Notes were amended in connection with the issuance of the June 2020 Notes to lower the maximum exercise price applicable to these warrants from $5.00 to $4.25 per share. The decrease in the exercise price resulted in an increase to the fair value of the warrants of less than $0.2 million which the Company recognized in general and administrative expense.
On December 19, 2019 the Company issued 6,500,000 warrants with an exercise price of $1.82 in conjunction with the short term loan (the “Guarantor Warrants”). The warrants are exercisable on the date of issuance and expire 24 months from the date of the consummation of a future IPO.
On March 17, 2020, 1,003,232 warrants were issued to holders of warrants issued on May 6, 2019 due to the dilutive impact of subsequent issuances. The Company issued an additional 2,560,883 warrants to holders of these warrants due to the further dilutive impact of subsequent issuances.
On June 24, 2020, the Company issued common stock purchase warrants (the “June 2020 Warrants”) to purchase up to 1,000,000 shares of the Company’s common stock at $1.25 per share in connection with the June 2020 Notes. The June 2020 Warrants are exercisable on the date of issuance and expire on the earlier of (i) 84 months from the date of the consummation of an underwritten public offering or other up-list transaction or (ii) June 30, 2030.

On July 20, 2020, the Company issued common stock purchase warrants to purchase up to 300,000 shares of the Company’s common stock at a price equal to $1.05 per share in consideration for a personal guarantee by a member of the Company's board of directors on the ABL Facility (the "July 2020 Guarantor Warrants"). Additionally, on July 20, 2020, the Company issued common stock purchase warrants to purchase up to 200,000 shares of the Company's common stock to two non-employee directors at a price of $1.05 per share (the "July 2020 Director Warrants" and together with the July 2020 Guarantor Warrants, the "July 2020 Warrants"). The July 2020 Warrants are exercisable on the date of issuance and expire on the earlier of (i) 84 months from the date of the consummation of an underwritten public offering or other up-list transaction or (ii) June 30, 2030.
On June 24, 2020, the Company issued warrants to purchase up to 1,000,000 shares of the Company’s common stock at $1.25 per share to two non-employee directors. The warrants are exercisable on the date of issuance and expire on the earlier of (i) 84 months from the date of the consummation of an underwritten public offering or other up-list transaction or (ii) June 30, 2030.

	Warrants	Weighted Average Exercise Price
Warrants outstanding as of December 31, 2019	16,981,854	$3.23
Issued	6,125,339	0.91
Exercised	(250,000)	(0.10)
Terminated	(2,958,334)	(5.12)
Warrants outstanding as of September 30, 2020	19,898,859	$2.13
The intrinsic value of outstanding warrants was $0.3 million and $12.2 million as of September 30, 2020 and December 31, 2019, respectively.

Note 15 - Stockholders’ deficit

As noted above, the May Acquisitions were completed on May 6, 2019.  At the closing of the transaction, Better Choice Company issued 14,229,041 shares of its common stock in exchange for 93% of the outstanding ownership units of TruPet.  Additionally, on May 6, 2019, Better Choice Company issued 18,103,273 shares of its common stock in exchange for all outstanding shares of Bona Vida.  The operations of Better Choice Company subsequent to the May Acquisitions are those of TruPet and Bona Vida.  For accounting purposes, the transaction is considered a reverse merger whereby TruPet is considered the accounting acquirer of Better Choice Company and Bona Vida.

As a result of the transactions, the historical TruPet members’ equity (units and incentive units) have been re-cast to reflect the equivalent Better Choice common stock for all periods presented after the transaction.  Prior to the transaction, TruPet was a limited liability company and as such, the concept of authorized shares was not relevant.

Capital contributions and distributions of capital

During the year ended December 31, 2018, a Company manager contributed $0.4 million and received $0.4 million as distributions.  There was no equity issued for the contribution. There was no capital contribution or distribution in 2019 by Company directors.

Series A preferred stock

In December 2018, the Company completed a private placement and issued 2,391,403 Series A Preferred Stock to unrelated parties for $2.17 per share.  The proceeds were approximately $4.7 million, net of $0.5 million of issuance costs.  Additionally, on February 12, 2019, an additional private placement of 69,115 Series A Preferred Stock at $2.17 per share was completed.  The proceeds were approximately $0.2 million, net of share issuance costs. On May 6, 2019, all Series A Preferred Shares were converted to 2,460,517 shares of common stock.

Common stock

On March 14, 2019, Better Choice Company Inc. filed a certificate of amendment of Certificate of Incorporation with the Delaware Secretary of State to effect a one-for-26 reverse split of common stock effective March 15, 2019. All of the Common and Preferred Stock amounts and per share amounts in these financial statements and footnotes have been retroactively adjusted to reflect the effect of this reverse split. On April 22, 2019, the Better Choice Company Inc. filed a certificate of amendment of certificate of incorporation with the State of Delaware which resulted in authorized shares of common stock of 88,000,000. The Company has 47,977,390 and 11,661,485 shares of common stock issued and outstanding as of December 31, 2019 and December 31, 2018, respectively.

On December 12, 2018, Better Choice Company Inc. closed a private placement offering (the “December Offering”) of 1,425,641 units (the “Units”), each unit consisting of (i) one share of the Company’s common stock and (ii) a warrant to purchase one half of a share of common stock.  The Units were offered at a fixed price of $1.95 per Unit for gross proceeds of $2.8 million.  Costs associated with the December Offering were $0.1 million, and net proceeds were $2.7 million.  Net proceeds of $2.6 million were received by Better Choice Company Inc. during the period ended December 31, 2018 for the sale of 1,400,000 Units, and $0.1 million of the net proceeds were received on January 8, 2019 for the sale of 25,641 Units. The Warrants are exercisable over a two-year period at the initial exercise price of $3.90 per share. See “Note 11 – Warrant derivative liability,” A portion of the proceeds from this private placement was used to acquire the initial 7% of TruPet.

In connection with the December Offering, Better Choice Company also entered into a registration rights agreement (the “Registration Rights Agreement”) with each investor in the December Offering. Pursuant to the Registration Rights Agreement, the Company agreed to use commercially reasonable efforts to file with the Securities and Exchange Commission a registration statement on Form S-1 (or other applicable form) within 60 days following the closing date to register the resale of the shares of common stock sold in the December Offering and shares of common stock issuable upon exercise of the Warrants.

On May 6, 2019, the Company acquired 1,011,748 shares of common stock valued at $6.1 million representing its initial 7% investment in TruPet.  These shares are recorded as an acquisition of treasury shares.

On May 6, 2019, the Company issued 5,744,991 million units for gross proceeds of $3.00 per unit in a PIPE transaction.  Each unit included one share of common stock of Better Choice Company stock and a warrant to purchase an additional share.  The shares issued in the PIPE are subject to the Securities and Exchange Commission’s Rule 144 restrictions which require the purchasers of the PIPE units to hold the shares for at least 6 months from the date of issuance. The funds raised from the PIPE were used to fund the operations of the combined company. Net proceeds of $15.7 million were received in the private placement, allocable between shares of common stock and warrants.

Pursuant to the employment agreement of an officer with Bona Vida dated October 29, 2018; the officer was entitled to a $500,000 change of control payment.  The officer later agreed to receive 100,000 shares of Better Choice Company common stock.  The 100,000 shares of common stock were valued at $6.00 per share, which was the market value as of the date of the May Acquisitions.

On December 19, 2019, the Company completed the Halo Acquisition for $38.2 million. At the closing of the transaction, in addition to cash and other consideration, Better Choice Company issued 2,134,390 shares of the Company’s common stock, par value $0.001 per share in exchange for 100% of the outstanding ownership units of Halo. The 2,134,390 shares of common stock were valued at $1.82 per share, which was the market value as of the date of the Halo Acquisition.

As of December 31, 2019, the Company has reserved approximately 31.0 million shares of common stock for future issuance as follows:

December 31, 2019
Conversion of Series E	1,760,903
Exercise of options to purchase common stock	7,791,833
Warrants to purchase common stock	16,981,854
Notes payable	4,437,500
Total	30,972,090

The Company did not reserve any shares for future issuances during the year ended December 31, 2018.

Share-based compensation

During the period from November 1, 2018 through May 5, 2019, incentive units for the equivalent of 1.3 million shares were awarded to employees and consultants.  The incentive units were measured at fair value on the date of each respective award with a weighted average value per equivalent share of $2.47.  The awards were to vest over a period of two to three years.  On May 6, 2019, all outstanding incentive unit awards issued prior to May 6, 2019 immediately vested.  As a result of the immediate vesting of these incentive units, share-based compensation expense equal to $2.2 million was recorded in the consolidated statements of operations and comprehensive loss on May 6, 2019.

Options in Better Choice Company Inc. which had been granted in December 2018 to purchase an aggregate of 38,462 shares of common stock at an exercise price of $6.76 per share were outstanding on May 6, 2019 (the “legacy options”).  As a result of the May Acquisitions, those legacy options immediately vested. The accelerated vesting expense of $0.1 million was recognized as part of the purchase price of Better Choice Company.

On May 6, 2019, the Company acquired the Better Choice Company Inc. 2019 Incentive Award Plan (the “2019 Plan”) which became effective as of April 29, 2019. The 2019 Plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, other stock or cash-based awards or a dividend equivalent award (each an “Award”). Nonemployee directors of the Company and employees and consultants of the Company or any of its subsidiaries are eligible to receive awards under the 2019 Plan. The 2019 Plan authorizes the issuance of (i) 6,000,000 shares of common stock plus (ii) an annual increase on the first day of each calendar year beginning on January 1, 2020 and ending on and including January 1, 2029, equal to the lesser of (A) 10% of the shares of common stock outstanding (on an as-converted basis) on the last day of the immediately preceding fiscal year and (B) such smaller number of shares of common stock as determined by the Board.

Options to purchase an aggregate of 5,250,000 shares of the Company’s common stock at an exercise price of $5.00 per share were granted to management and nonemployee directors of Better Choice Company on May 2, 2019. Subject to Holder’s continued status as an Employee, Director or Consultant through each vesting date, the Option shall vest and become exercisable with respect to 1/24th of the Shares subject thereto (rounded down to the next whole number of Shares) on the last day of each month, beginning with May 31, 2019, such that the Option shall be fully vested and exercisable on April 30, 2021.

On November 11, 2019, the Company received shareholder approval for the Amended and Restated 2019 Incentive Award Plan (the “Amended 2019 Plan”).  Under the Amended 2019 Plan, the number of option awards available for issuance increased from 6,000,000 to 9,000,000 on December 19, 2019.

Effective as of December 19, 2019, the Board repriced all outstanding options under the Amended 2019 Plan As a result, the exercise price of all outstanding vested and unvested options was lowered to $1.82 per share, the closing price of the Company’s common stock on December 19, 2019. No other terms of the option agreements were changed.  The change in exercise price of the outstanding options caused an increase in fair value of all vested options at date of repricing of $0.6 million which was expensed by the Company.  The change in exercise price also caused an increase in fair value of all unvested options at date of repricing of $0.8 million.

As of December 31, 2019, 7,753,371 options were outstanding under the Amended 2019 Plan. As of December 31, 2018, incentive units for the equivalent of 164,356 shares were outstanding. These incentive units were awarded to a consultant.

After the May Acquisitions an additional 2,503,371 stock option awards were granted under the 2019 Plan and Amended 2019 Plan.  During the year ended December 31, 2019, 912,917 stock option awards vested due to severance agreements.

The following table provides detail of the options granted and outstanding:

			Vested options	Non-vested options
	Total number of options	Weighted average exercise price	Number	Number	Weighted average grant date fair value
Legacy options	38,462	$6.76	38,462	-	$8.06
Acquired on May 6, 2019	5,250,000	1.82	-	5,250,000	0.92
Granted	2,503,371	1.83	-	2,503,371	0.97
Vested during period	-	1.89	2,678,329	(2,678,329)	1.02
Options outstanding at December 31, 2019	7,791, 833	$1.85	2,716,791	5,075,042	$0.97
Options expected to vest				5,075,042
Weighted average exercise price			$1.89	$1.82
Weighted average remaining contractual term (years)			9.3	9.6
Aggregate intrinsic value at December 31, 2019 (in thousands)			$2,357	$4,448

All vested options are exercisable and may be exercised through a five or ten-year anniversary of the grant date (or such earlier date described in the applicable award agreement).

At December 31, 2019 and 2018, 7,791,833 and 164,356 stock options or stock option equivalents remain outstanding with a remaining life of 9.5 and 1.8 years respectively.

Pursuant to ASC 718-10-35-8, the Company recognizes compensation cost for stock awards with only service conditions that have a graded vesting schedule on a straight-line basis over the service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.  During the year ended December 31, 2019 and 2018, $10.3 million and $0.4 million, respectively, of share-based compensation expense was recognized related to options or stock option equivalents issued.  During the year ended December 31, 2019, the Company recorded incremental share-based compensation of $0.6 million as a result of the option repricing. The options were valued using the Black-Scholes method assuming the following:

•
Term: For executives and directors, the estimated term is equal to the mid-point between the average vesting date and the contractual term. For all others, the estimated term is equal to the average vesting date plus three years.

•	Dividend yield: 0%
•	Exercise Price: $1.82 to $2.70
•	Risk-free rate: 1.41% to 2.39%
•	Volatility: 55.0% to 62.1

Warrants

On May 6, 2019, in connection with the May Acquisitions the Company acquired 712,823 warrants to purchase common stock with a weighted average exercise price of $3.90. The Company also issued 5,744,991 warrants with an exercise price of $4.25 on May 6, 2019 as part of the PIPE. Additionally, in connection with the PIPE transaction, the Company issued 220,539 warrants to brokers with an exercise price of $3.00. The warrants are exercisable on the date of issuance and expire 24 months from the date of the consummation of a future IPO. On September 17, 2019, a Company advisor was issued 2,500,000 warrants with an exercise price of $0.10 and 1,500,000 warrants with an exercise price of $10.00. The warrants are exercisable as follows: 1,250,000 of the warrants with the $0.10 exercise price are exercisable on the earlier of the twelve-month anniversary of the issuance date or immediately prior to a change in control subject to the advisor’s continued service to the Company; the remaining 1,250,000 of the warrants with the $0.10 exercise price and the 1,500,000 warrants with the $10.00 exercise price are exercisable on the earlier of the eighteen-month anniversary of the issuance date or immediately prior to a change in control subject to the advisor’s continued service to the Company.

On November 4, 2019, the Company issued 11,000 warrants in connection with the November 2019 Notes.  The warrants are exercisable on the date of issuance and expire 24 months from the date of the consummation of a future initial public offering (“IPO”) at an exercise price equal to the greater of (i) $5.00 per share or (ii) the price at which the common stock of the Company was sold in the IPO.

On December 19, 2019, the Company issued 937,500 Seller Warrants in connection with the Seller Notes.  The warrants are exercisable on the date of issuance and expire 24 months from the date of the consummation of a future initial public offering (“IPO”) at an exercise price equal to the greater of (i) $5.00 per share or (ii) the price at which the common stock of the Company was sold in the IPO.

On December 19, 2019 the Company issued 6,500,000 warrants with an exercise price of $1.82 in conjunction with the short term loan (Guarantor Warrants). The warrants are exercisable on the date of issuance and expire 24 months from the date of the consummation of a future IPO.

	Warrants		Exercise Price
Warrants acquired on May 6, 2019	712,823		$3.90
Issued	17,414,030		3.27
Exercised	(1,144,999	)(1)	3.50
Warrants outstanding at December 31, 2019	16,981,854		$3.23

(1) Exercised warrants were converted at 1.1 shares per warrant for a total of 1,259,498 shares.

The intrinsic value of outstanding warrants is $12.2 million as of December 31, 2019. No warrants were issued or outstanding at December 31, 2018.